Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222702
Average Annual Return [Line Items]
Average Annual Return, Percent	8.32%	2.86%
Without Sales Load [Member] | C000222703
Average Annual Return [Line Items]
Average Annual Return, Percent	8.47%	3.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.46%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.46%)
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	2.62%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	2.62%